Financial risk sensitivity analysis - Interest rate sensitivity (Details) - Interest rate risk - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	0.10%
Reasonably possible increase in market risk variable, impact on profit or loss	R 1	R 143
Reasonably possible decrease in market risk variable, impact on profit or loss	R (1)	(143)
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	1.00%
Reasonably possible increase in market risk variable, impact on profit or loss	R 1,811	1,000
Reasonably possible decrease in market risk variable, impact on profit or loss	R (1,811)	R (1,000)